Statements of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Net Income / (Loss) for the fiscal year	$ 20,650,647	$ (1,081,829)	$ 9,133,465
Foreign currency translation differences in financial statements conversion	85,322	588,750	(97,145)
Foreign currency translation differences for the fiscal year	85,322	588,750	(97,145)
Profit or losses for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	244,068	(930,830)	18,448
Income tax	(111,791)	232,821	(45,848)
Other Comprehensive (Loss) / Gain		(425)	1,136
Other Comprehensive (Loss) / Gain for the fiscal year		(425)	1,136
Total Other Comprehensive Income / (Loss) that is subsequently reclassified to profit or loss	217,599	(109,684)	(123,409)
Total Other Comprehensive Income / (Loss)	217,599	(109,684)	(123,409)
Total Comprehensive Income / (Loss) for the fiscal year	20,868,246	(1,191,513)	9,010,056
Total Comprehensive Income / (Loss) attributable to controlling interest	20,868,017	(1,191,770)	9,009,500
Total Comprehensive Income attributable to non-controlling interest	229	257	556
Effect of overlay approach reclassification [member]
Statement [LineItems]
Profit or losses for financial instruments measured at fair value through other comprehensive income (FVOCI) (IFRS 9 (4.1.2) (a))	$ 132,277	$ (698,009)	$ (27,400)